Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Purchase Price Allocation (Detail) € in Millions, $ in Billions	May 14, 2018 EUR (€)	Mar. 08, 2018 EUR (€)	Mar. 08, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Aug. 25, 2017 EUR (€)
Ablynx N.V [member]
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 2,409.0
Cash and cash equivalents	258.0
Other assets and liabilities	130.0
Net deferred tax position	(272.0)
Net assets at acquisition date	2,525.0
Goodwill	1,372.0
Purchase price	€ 3,897.0
Bioverativ [member]
Disclosure of detailed information about business combination [line items]
Other intangible assets		€ 8,113.0
Inventories		145.0
Cash and cash equivalents		422.0
Other assets and liabilities		16.0
True North Therapeutics contingent consideration liability		(226.0)
Net deferred tax position		(1,792.0)
Net assets at acquisition date		6,678.0
Goodwill		2,676.0
Purchase price		€ 9,354.0	$ 11.6
Protein Sciences [member]
Disclosure of detailed information about business combination [line items]
Other intangible assets				€ 776.0	€ 776.0
Inventories					4.0
Other assets and liabilities					(7.0)
Net deferred tax position					(259.0)
Net assets at acquisition date					514.0
Goodwill					117.0
Purchase price					€ 631.0